OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Other Borrowings	A summary of other borrowings at December 31 follows:

	2025	2024
	(In thousands)
Advances from the FHLB	$77,000	$45,000
Other	3	9
Total	$77,003	$45,009

Schedule of FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2025		2024
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2030	$2,000	—%	$—
Total fixed rate advances	2,000	—	—

Variable Rate Advances
2025	—	—	45,000	4.48%
2026	75,000	3.79	—	—
Total variable rate advances	75,000	3.79	45,000

Total FHLB advances	$77,000	3.69%	$45,000	4.48%